UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Strategic Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Building Products — 0.3%
Masonite Worldwide Holdings (a)		5,538	$247,825

Construction Materials — 0.0%
Nortek, Inc. (a)		450	20,250

Machinery — 0.0%
Accuride Corp. (a)		18,000	24,300

Media — 0.0%
Adelphia Recovery Trust (a)		396,568	12,294

Specialty Retail — 0.0%
Lazydays RV Center, Inc. (a)		2,590	10,101

Total Common Stocks – 0.3%			314,770

Corporate Bonds	Par (000)

Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13	USD	190	191,900
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		200	216,500

			408,400

Auto Components — 1.4%
Delphi International Holdings Unsecured, 12.00%, 10/06/14		17	16,993
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		300	308,250
Icahn Enterprises LP (b):
7.75%, 1/15/16		200	188,000
8.00%, 1/15/18		860	808,400

			1,321,643

Automobiles — 1.2%
DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12		1,000	1,083,239

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)		259	262,042

Building Products — 1.0%
Associated Materials LLC, 9.88%, 11/15/16		170	182,750
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		290	287,100
CPG International I, Inc., 10.50%, 7/01/13		150	151,500
Ply Gem Industries, Inc., 11.75%, 6/15/13		250	256,250

			877,600

Capital Markets — 3.7%
Credit Suisse AG, 5.40%, 1/14/20		775	757,684

Corporate Bonds	Par (000)		Value

Capital Markets (concluded)
E*Trade Financial Corp., Series A, 0.00%, 8/31/19 (c)(d)	USD	100	$143,125
The Goldman Sachs Group, Inc.:
6.15%, 4/01/18		25	25,539
7.50%, 2/15/19		675	745,228
5.38%, 3/15/20		225	217,068
Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)		306	172,890
Marsico Parent Holdco, LLC, 3.13%, 7/15/16 (b)(e)		135	33,152
Marsico Parent Superholdco, LLC, 3.63%, 1/15/18 (b)(e)		88	17,129
Merrill Lynch & Co., Inc., 6.05%, 5/16/16		325	328,975
Morgan Stanley:
5.63%, 9/23/19		600	573,412
5.50%, 1/26/20		425	402,428

			3,416,630

Chemicals — 4.2%
American Pacific Corp., 9.00%, 2/01/15		180	176,175
Ames True Temper, Inc., 4.30%, 1/15/12 (f)		350	329,875
CF Industries, Inc.:
6.88%, 5/01/18		160	160,200
7.13%, 5/01/20		280	282,450
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		85	86,275
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		370	342,250
Hexion U.S. Finance Corp., 9.75%, 11/15/14		245	233,975
Huntsman International LLC (b):
5.50%, 6/30/16		170	147,900
8.63%, 3/15/20		145	136,663
Ineos Finance Plc, 9.00%, 5/15/15 (b)		155	154,225
Innophos, Inc., 8.88%, 8/15/14		980	1,004,500
LBI Escrow Corp., 8.00%, 11/01/17 (b)		815	829,262

			3,883,750

Commercial Banks — 0.8%
Lloyds TSB Bank Plc, 5.80%, 1/13/20 (b)		300	281,815
Standard Chartered Plc, 5.50%, 11/18/14 (b)		450	492,561

			774,376

Commercial Services & Supplies — 2.1%
ACCO Brands Corp., 10.63%, 3/15/15		95	102,838
DI Finance, Series B, 9.50%, 2/15/13		524	530,550

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
FKA	Formerly Known As
USD	US Dollar

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
International Lease Finance Corp., 8.63%, 9/15/15 (b)	USD	60	$55,200
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		240	258,300
Waste Services, Inc., 9.50%, 4/15/14		550	563,750
West Corp., 11.00%, 10/15/16		400	404,000

			1,914,638

Communications Equipment — 0.2%
Harris Corp., 6.38%, 6/15/19		175	197,057

Construction Materials — 0.5%
Nortek, Inc., 11.00%, 12/01/13		452	470,079

Consumer Finance — 2.6%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		260	262,600
Ford Motor Credit Co. LLC:
5.51%, 6/15/11 (f)		1,600	1,608,000
7.80%, 6/01/12		250	254,975
8.00%, 12/15/16		240	240,466

			2,366,041

Containers & Packaging — 3.2%
Ball Corp., 6.75%, 9/15/20		180	175,050
Berry Plastics Corp.:
8.88%, 9/15/14		235	225,600
8.25%, 11/15/15		50	49,125
9.50%, 5/15/18 (b)		405	362,475
Berry Plastics Holding Corp., 8.88%, 9/15/14		440	422,400
Crown Americas LLC, 7.75%, 11/15/15		250	254,375
Graphic Packaging International, Inc., 9.50%, 6/15/17		250	260,000
Impress Holdings BV, 2.47%, 9/15/13 (b)(f)		260	240,500
Pregis Corp., 12.38%, 10/15/13		565	556,525
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	190	228,494
7.75%, 11/15/19		180	218,677

			2,993,221

Diversified Financial Services — 7.6%
Bank of America Corp.:
4.50%, 4/01/15	USD	375	372,729
6.50%, 8/01/16		750	798,835
7.63%, 6/01/19		45	51,093
CIT Group, Inc.:
7.00%, 5/01/16		409	370,723
7.00%, 5/01/17		1,756	1,584,714
Citigroup, Inc.:
4.75%, 5/19/15		275	271,607
8.13%, 7/15/39		55	62,791
GMAC, Inc.:
6.88%, 9/15/11		200	200,000

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
GMAC, Inc. (concluded):
2.74%, 12/01/14 (f) USD		110	$90,364
6.75%, 12/01/14		20	19,050
8.30%, 2/12/15 (b)		920	923,450
8.00%, 3/15/20 (b)		60	58,200
8.00%, 11/01/31		340	309,400
GMAC LLC, 6.75%, 12/01/14		1,000	948,632
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		550	544,500
Reynolds Group Issuer, Inc., 8.50%, 5/15/18 (b)		495	470,250

			7,076,338

Diversified Telecommunication Services — 5.6%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		155	148,800
GCI, Inc., 8.63%, 11/15/19 (b)		400	388,000
New Communications Holdings, Inc. (b):
7.88%, 4/15/15		150	148,875
8.25%, 4/15/17		150	148,500
8.50%, 4/15/20		140	137,900
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		250	256,250
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,120	1,103,200
Series B, 7.50%, 2/15/14		305	300,425
Qwest Corp., 8.38%, 5/01/16		270	292,950
Verizon New England, Inc., 6.50%, 9/15/11		2,000	2,119,732
Windstream Corp.:
8.13%, 8/01/13		90	90,900
8.63%, 8/01/16		70	69,300

			5,204,832

Electric Utilities — 1.5%
Elwood Energy LLC, 8.16%, 7/05/26		25	23,927
Intergen NV, 9.00%, 6/30/17 (b)		155	155,000
Progress Energy, Inc., 7.75%, 3/01/31		1,000	1,209,747

			1,388,674

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		120	122,700

Energy Equipment & Services — 1.9%
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		65	63,050
7.75%, 5/15/17		70	66,500
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		740	717,800
Global Geophysical Services, Inc., 10.50%, 5/01/17 (b)		110	105,600
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		255	260,737

2	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Energy Equipment & Services (concluded)
Parker Drilling Co., 9.13%, 4/01/18 (b)	USD	75	$71,250
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		195	193,050
Transocean, Inc., 6.00%, 3/15/18		300	304,566

			1,782,553

Food & Staples Retailing — 0.9%
Rite Aid Corp.:
9.75%, 6/12/16		605	642,056
10.25%, 10/15/19		195	198,413

			840,469

Food Products — 1.4%
Kraft Foods, Inc.:
6.13%, 8/23/18		250	275,117
5.38%, 2/10/20		1,000	1,038,552

			1,313,669

Health Care Equipment & Supplies — 2.0%
CareFusion Corp., 6.38%, 8/01/19		425	474,113
DJO Finance LLC:
10.88%, 11/15/14		650	676,000
10.88%, 11/15/14 (b)		230	239,200
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		410	446,900

			1,836,213

Health Care Providers & Services — 4.4%
American Renal Holdings, 8.38%, 5/15/18 (b)		70	68,075
HCA, Inc.:
9.13%, 11/15/14		335	352,588
8.50%, 4/15/19 (b)		95	99,275
7.25%, 9/15/20		610	608,475
Omnicare, Inc., 7.75%, 6/01/20		70	70,175
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		555	582,750
10.00%, 5/01/18		1,125	1,233,281
8.88%, 7/01/19		45	47,194
WellPoint, Inc., 5.95%, 12/15/34		1,000	978,524

			4,040,337

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		660	757,350

Hotels, Restaurants & Leisure — 1.0%
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		135	141,412
MGM Mirage, 10.38%, 5/15/14 (b)		750	796,875
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(g)		50	68

			938,355

Corporate Bonds	Par (000)		Value

Household Durables — 2.6%
Beazer Homes USA, Inc.:
6.88%, 7/15/15	USD	135	$118,462
8.13%, 6/15/16		50	45,750
12.00%, 10/15/17		280	310,800
9.13%, 6/15/18		840	789,600
4.63%, 6/15/24 (c)		125	125,469
KB Home, 9.10%, 9/15/17		90	91,125
Standard Pacific Corp.:
6.25%, 4/01/14		40	37,400
7.00%, 8/15/15		55	50,600
10.75%, 9/15/16		565	613,025
8.38%, 5/15/18		220	210,650
9.25%, 4/15/12		50	51,000

			2,443,881

IT Services — 0.9%
First Data Corp., 9.88%, 9/24/15		185	148,925
iPayment, Inc., 9.75%, 5/15/14		175	154,875
iPayment Investors LP, 11.63%, 7/15/14 (b)(e)		204	179,861
SunGard Data Systems, Inc., 10.63%, 5/15/15		295	311,225

			794,886

Independent Power Producers & Energy Traders — 1.6%
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		250	271,875
AES Ironwood LLC, 8.86%, 11/30/25		93	89,893
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		515	520,150
Energy Future Holdings Corp.:
10.88%, 11/01/17		55	40,425
12.00%, 11/01/17 (e)		20	12,772
10.00%, 1/15/20 (b)		445	442,775
NRG Energy, Inc., 7.25%, 2/01/14		125	123,437

			1,501,327

Industrial Conglomerates — 1.4%
Sequa Corp. (b):
11.75%, 12/01/15		460	460,000
13.50%, 12/01/15 (e)		854	870,276

			1,330,276

Insurance — 1.1%
Lincoln National Corp., 8.75%, 7/01/19		575	707,471
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		250	268,182

			975,653

Leisure Equipment & Products — 1.0%
Brunswick Corp., 11.25%, 11/01/16 (b)		740	828,800

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Leisure Equipment & Products (concluded)
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)	USD	105	$108,413

			937,213

Life Sciences Tools & Services — 0.2%
Patheon, Inc., 8.63%, 4/15/17 (b)		210	210,000

Machinery — 1.3%
AGY Holding Corp., 11.00%, 11/15/14		220	176,000
Accuride Corp., 7.50%, 2/26/20 (c)(e)		2	4,737
Navistar International Corp.:
3.00%, 10/15/14 (c)		470	580,450
8.25%, 11/01/21		400	400,000

			1,161,187

Marine — 0.5%
Horizon Lines, Inc., 4.25%, 8/15/12 (c)		595	490,875

Media — 12.3%
Affinion Group, Inc.:
10.13%, 10/15/13		750	763,125
10.13%, 10/15/13		155	157,713
CCH II LLC, 13.50%, 11/30/16		289	331,758
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)		40	800
Clear Channel Worldwide Holdings, Inc. (b):
Series A, 9.25%, 12/15/17		144	145,800
Series B, 9.25%, 12/15/17		1,439	1,464,182
DISH DBS Corp., 7.00%, 10/01/13		201	204,015
Gannett Co., Inc. (b):
8.75%, 11/15/14		380	399,000
9.38%, 11/15/17		130	136,175
Gray Television, Inc., 10.50%, 6/29/15 (b)		110	103,950
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)		145	146,088
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		40	39,600
McClatchy Co., 11.50%, 2/15/17 (b)		230	231,150
News America, Inc., 6.20%, 12/15/34		1,500	1,540,183
Nexstar Broadcasting, Inc., 8.88%, 4/15/17 (b)		110	108,900
Nielsen Finance LLC, 10.00%, 8/01/14		435	442,069
Rainbow National Services LLC (b):
8.75%, 9/01/12		210	212,100
10.38%, 9/01/14		1,455	1,520,475
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (b)	EUR	217	250,313

Corporate Bonds	Par (000)		Value

Media (concluded)
TCI Communications, Inc., 7.88%, 2/15/26	USD	1,000	$1,164,141
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		490	444,675
Time Warner Cable, Inc., 6.75%, 6/15/39		400	429,897
UPC Germany GmbH (b):
8.13%, 12/01/17		200	196,000
8.13%, 12/01/17	EUR	210	254,479
9.63%, 12/01/19		190	230,826
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	200	202,000
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	215	253,731

			11,373,145

Metals & Mining — 3.1%
AK Steel Corp., 7.63%, 5/15/20	USD	260	256,750
Aleris International, Inc., 10.00%, 12/15/16 (a)(g)		315	2,158
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		285	283,575
7.38%, 2/15/16		95	90,487
FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		390	429,000
GoldCorp., Inc., 2.00%, 8/01/14 (b)(c)		70	81,988
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		465	451,050
Murray Energy Corp., 10.25%, 10/15/15 (b)		320	318,400
New World Resources NV:
7.38%, 5/15/15	EUR	65	74,580
7.88%, 5/01/18 (b)		76	87,387
Newmont Mining Corp., 5.13%, 10/01/19	USD	225	230,373
Novelis, Inc., 11.50%, 2/15/15		275	298,375
Steel Dynamics, Inc., 7.38%, 11/01/12		125	127,812
United States Steel Corp., 7.38%, 4/01/20		190	185,725

			2,917,660

Multi-Utilities — 0.4%
DTE Energy Co., 7.05%, 6/01/11		250	262,855
Dominion Resources, Inc., 5.70%, 9/17/12		100	107,863

			370,718

Multiline Retail — 0.7%
Dollar General Corp., 11.88%, 7/15/17 (e)		590	669,650

Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp., 5.95%, 9/15/16		365	388,798
Arch Coal, Inc., 8.75%, 8/01/16 (b)		25	25,500

4	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17	USD	425	$471,750
10.75%, 2/01/18		25	26,500
Berry Petroleum Co., 8.25%, 11/01/16		100	98,000
Bill Barrett Corp., 9.88%, 7/15/16		100	103,500
Chesapeake Energy Corp.:
6.38%, 6/15/15		45	44,887
2.25%, 12/15/38 (c)		275	199,031
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		110	108,900
ConocoPhillips, 6.00%, 1/15/20		150	171,046
Consol Energy, Inc., 8.25%, 4/01/20 (b)		725	740,406
Crosstex Energy LP, 8.88%, 2/15/18 (b)		410	403,850
Denbury Resources, Inc., 8.25%, 2/15/20		314	324,205
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	498,307
Massey Energy Co., 6.88%, 12/15/13		340	326,400
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		695	698,475
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		505	507,525
Patriot Coal Corp., 8.25%, 4/30/18		150	147,000
Petrobras International Finance Co.:
5.88%, 3/01/18		200	206,401
7.88%, 3/15/19		100	113,132
6.88%, 1/20/40		25	25,089
Sabine Pass LNG LP, 7.50%, 11/30/16		305	253,150
Whiting Petroleum Corp.:
7.25%, 5/01/12		15	14,963
7.25%, 5/01/13		170	169,787

			6,066,602

Paper & Forest Products — 3.4%
Boise Paper Holdings LLC (b):
9.00%, 11/01/17		125	132,031
8.00%, 4/01/20		65	65,488
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		160	175,600
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		355	369,200
Glatfelter, 7.13%, 5/01/16 (b)		80	76,000
International Paper Co., 7.30%, 11/15/39		225	240,123
NewPage Corp.:
10.00%, 5/01/12		220	127,875
11.38%, 12/31/14		1,740	1,626,900
Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		330	352,275

			3,165,492

Corporate Bonds	Par (000)		Value

Pharmaceuticals — 0.9%
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	221	$249,503
Wyeth, 6.50%, 2/01/34	USD	500	569,292

			818,795

Professional Services — 0.5%
FTI Consulting, Inc., 7.63%, 6/15/13		450	443,250

Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., 5.65%, 9/15/11		500	460,000

Road & Rail — 0.8%
Avis Budget Car Rental LLC, 9.63%, 3/15/18 (b)		190	190,000
Canadian National Railway Co., 6.90%, 7/15/28		500	593,561

			783,561

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		100	98,125

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(e)		76	1,520

Specialty Retail — 1.1%
General Nutrition Centers, Inc., 10.75%, 3/15/15		175	176,312
Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)(h)		50	40,750
Limited Brands, Inc., 8.50%, 6/15/19		320	340,800
Sonic Automotive, Inc.:
9.00%, 3/15/18		115	115,863
Series B, 8.63%, 8/15/13		300	303,750

			977,475

Textiles, Apparel & Luxury Goods — 0.1%
Quiksilver, Inc., 6.88%, 4/15/15		100	87,500

Tobacco — 0.3%
Altria Group, Inc., 9.25%, 8/06/19		105	124,544
Vector Group Ltd., 11.00%, 8/15/15 (b)		120	120,300

			244,844

Wireless Telecommunication Services — 4.4%
America Movil SAB de CV, 5.00%, 3/30/20 (b)		400	398,345
Cricket Communications, Inc.:
10.00%, 7/15/15		310	317,750
7.75%, 5/15/16		530	537,950
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	401,367
Digicel Group Ltd. (b):
8.88%, 1/15/15		170	164,475
9.13%, 1/15/15 (e)		439	428,025

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
Digicel Group Ltd. (b) (concluded):
8.25%, 9/01/17	USD	250	$245,000
iPCS, Inc., 2.47%, 5/01/13 (f)		20	18,400
MetroPCS Wireless, Inc., 9.25%, 11/01/14		855	880,650
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		210	201,075
Series F, 5.95%, 3/15/14		30	27,675
SBA Tower Trust, 4.25%, 4/15/40 (b)		325	338,146
Sprint Capital Corp., 6.88%, 11/15/28		200	166,250

			4,125,108

Total Corporate Bonds – 94.5%			87,718,949

Floating Rate Loan Interests (f)

Auto Components — 1.1%
Allison Transmission, Inc., Term Loan, 3.01% - 3.10%, 8/07/14		1,066	966,786
Dana Holding Corp., Term Advance, 4.53% - 4.73%, 1/30/15		81	77,411

			1,044,197

Automobiles — 1.4%
Ford Motor Co., Tranche B-1 Term Loan, 3.31% - 3.34%, 12/15/13		1,396	1,299,405

Commercial Services & Supplies — 0.6%
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15		300	292,950
Term Loan 2, 7.00%, 3/05/16		225	218,925

			511,875

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17		750	750,000

Consumer Finance — 2.0%
American General Finance Corp., Term Loan, 7.25%, 4/16/16		1,500	1,452,000
Chrysler Financial Corp., Term Loan (Second Lien), 6.84%, 8/02/13		450	444,134

			1,896,134

Diversified Consumer Services — 0.5%
Laureate Education, Series A, New Term Loan, 7.00%, 8/15/14		499	492,637

Food & Staples Retailing — 0.6%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		498	505,258

Health Care Providers & Services — 0.2%
Harden Healthcare, Term Loan A, 8.50%, 2/22/15		199	195,109

Floating Rate Loan Interests (f)	Par (000)		Value

IT Services — 0.3%
First Data Corp., Initial Tranche B-3 Term Loan, 3.03% - 3.04%, 9/24/14	USD	315	$265,169

Independent Power Producers & Energy Traders — 1.4%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility, 4.11%, 4/02/13		166	157,505
Tranche B Term Loan, 4.11%, 4/02/13		9	8,828
NRG Energy, Inc.:
Credit-Linked Deposit, 0.19% - 1.85%, 2/01/13		82	78,944
Term Loan, 2.04% - 2.10%, 2/01/13		125	119,705
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.79% - 3.80%, 10/10/14		990	760,415
Initial Tranche B-2 Term Loan, 3.79% - 4.07%, 10/10/14		238	182,877

			1,308,274

Machinery — 0.2%
Accuride Corp., Term Loan, 9.75%, 1/31/12		225	223,828

Media — 1.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		491	493,706
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		500	525,000
Worldcolor Press, Inc. and Worldcolor (USA) Corp. (FKA Quebecor World, Inc.), Advance, 9.00%, 7/23/12		199	200,409

			1,219,115

Multiline Retail — 0.0%
The Neiman Marcus Group, Inc., Term Loan, 2.28% - 2.52%, 4/06/13		4	3,813

Real Estate Management & Development — 0.5%
Realogy Corp.:
Initial Term Loan B, 3.29%, 10/10/13		393	331,239
Synthetic Letter of Credit, 0.20% - 3.15%, 10/10/13		106	89,180

			420,419

Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 3.04%, 5/29/14		64	53,801

Total Floating Rate Loan Interests – 11.0%			10,189,034

6	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value

Qatar Government International Bond, 4.00%, 1/20/15 (b)	200		$205,000
Republic of Indonesia, 5.88%, 3/13/20 (b)	200		207,000

Total Foreign Agency Obligations – 0.4%			412,000

Other Interests (i)	Beneficial Interest (000)

Auto Components — 1.4%
Delphi Debtor-in-Possession Holding Co. LLP, Class B, Membership Interests	—	(j)	1,334,646

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc. (a)	1		191

Media — 0.0%
Adelphia Recovery Trust Escrow (a)	400		4,960

Total Other Interests – 1.4%			1,339,797

Preferred Securities

Capital Trusts	Par (000)

Commercial Banks — 0.9%
Barclays Bank Plc, 8.55% (b)(f)(k)	650		611,000
USB Capital XIII Trust, 6.63%, 12/15/39	225		235,363

			846,363

Consumer Finance — 0.3%
Capital One Capital V, 10.25%, 8/15/39	215		231,125

Total Capital Trusts – 1.2%			1,077,488

Preferred Stocks	Shares

Diversified Financial Services — 0.2%
GMAC, Inc., 7.00% (b)	250		188,047

Preferred Stocks	Shares		Value

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00%(a)(b)	9,328		$—

Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)(c)	3,277		43,224

Specialty Retail — 0.1%
Lazydays RV Center, Inc. (a)	55		54,912

Total Preferred Stocks – 0.3%			286,183

Total Preferred Securities – 1.5%			1,363,671

Warrants (l)

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19)	10,660		—

Total Warrants – 0.0%			—

Total Long-Term Investments (Cost – $100,277,868) – 109.1%			101,338,221

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (m)(n)	2,118,656		2,118,656

Total Short-Term Securities (Cost – $2,118,656) – 2.3%			2,118,656

Options Purchased	Contracts

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price $942.86, expires 12/01/19, Broker Goldman Sachs Bank USA	6		1,260

Total Options Purchased (Cost – $5,867) – 0.0%			1,260

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $102,402,391*) – 111.4%	$103,458,137
Liabilities in Excess of Other Assets – (11.4)%	(10,586,303)

Net Assets – 100.0%	$92,871,834

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$102,537,340

Gross unrealized appreciation	$3,834,699
Gross unrealized depreciation	(2,913,902)

Net unrealized appreciation	$920,797

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)	Amount is less than $1,000.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	4,155,886	(2,037,230)	2,118,656	$2,496

(n)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of May 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

22	2-Year U.S. Treasury Bond	September 2010	$4,799,486	$(392)
5	10-Year U.S. Treasury Bond	September 2010	$602,238	(2,863)
13	30-Year U.S. Treasury Bond	September 2010	$1,615,114	(20,583)
1	30-Year U.S. Ultra-Treasury Bond	September 2010	$130,928	(2,115)

Total				$(25,953)

•	Financial futures contracts sold as of May 31, 2010 were as follows:

8	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

36	5-Year U.S. Treasury Bond	September 2010	$4,218,718	$(1,470)

•	Foreign currency exchange contracts as of May 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,087,078	EUR	1,663,000	BNP Paribas	7/14/10	$45,266
EUR	67,000	USD	84,350	Citigroup	7/14/10	(2,088)
EUR	75,000	USD	93,052	Citibank, NA	7/14/10	(968)

Total						$42,210

•	Credit default swaps on single-name issues – buy protection outstanding as of May 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Wells Fargo & Co.	1.00%	JPMorgan Chase Bank NA	June 2011	USD	1,400	$2
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	500	(26,935)
Brunswick Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2016	USD	500	(28,853)

Total						$(55,786)

•	Credit default swaps on single-name issues – sold protection outstanding as of May 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]		Notional Amount (000)	Unrealized Appreciation (Depreciation)

Levi Strauss & Co.	5.00%	Citibank NA	June 2015	B-	USD	150	$(2,676)
MetLife, Inc.	5.00%	Deutsche Bank AG	June 2015	A-	USD	150	1,579

Total							$(1,097)

[1]	Using Standard and Poor’s ratings of the issuer.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2010	9

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust ‘s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Common Stocks	$260,119	$44,550	$10,101	$314,770
Corporate Bonds	—	87,701,156	17,793	87,718,949
Floating Rate Loan Interests	—	9,190,124	998,910	10,189,034
Foreign Agency Obligations	—	412,000	—	412,000
Other Interests	—	4,960	1,334,837	1,339,797
Preferred Securities	43,224	1,265,535	54,912	1,363,671
Short-Term Securities	2,118,656	—	—	2,118,656

Total	$2,421,999	$98,618,325	$2,416,553	$103,456,877

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$48,107	—	$48,107
Liabilities:	$(27,423)	(61,520)	$(8,879)	(97,822)

Total	$(27,423)	$(13,413)	$(8,879)	$(49,715)

[1]

Other financial instruments are swaps, financial futures contracts, options purchased and unfunded loan commitments. Swap and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument, options purchased are shown at value.

10	BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

Valuation Inputs	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interest	Preferred Securities	Total

Balance, as of August 31, 2009	—	$804,535	$3,501,727	$191	—	$4,306,453
Accrued discounts/premiums	—	7,138	43,326	—	—	50,464
Realized gain (loss)	—	(1,743)	224,752	103,575	—	326,584
Change in unrealized appreciation/depreciation[2]	—	887,716	261,954	99,350	—	1,249,020
Net purchases (sales)	—	(1,164,386)	(407,801)	(202,925)	—	(1,775,112)
Net transfers in/out of Level 3	$10,101	(515,467)	(2,625,048)	1,334,646	$54,912	(1,740,856)

Balance, as of May 31, 2010	$10,101	$17,793	$998,910	$1,334,837	$54,912	$2,416,553

[2]	The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $108,084.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]

Balance, as of August 31, 2009	$(123,220)
Accrued discounts/premiums	—
Realized gain (loss)	(2,512)
Change in unrealized appreciation/depreciation	(46,241)
Net purchases (sales)	163,094
Net transfers in/out of Level 3	—

Balance, as of May 31, 2010	$(8,879)

[3]	Other financial instruments are options and unfunded loan commitments.

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2010	11

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Strategic Bond Trust

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Bond Trust

Date: July 23, 2010